Earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic earnings per share [abstract]
Net income	$ 183	$ 78	$ 103
Weighted average number of equity shares outstanding (in shares)	266,000,000	264,000,000	224,000,000
Basic earnings per share (in dollars per share)	$ 0.69	$ 0.30	$ 0.46
Diluted earnings per share [abstract]
Net income	$ 183	$ 78	$ 103
Weighted average number of equity shares outstanding (in shares)	266,000,000	264,000,000	224,000,000
Dilutive effect of share-based compensation (in shares)	4,000,000	3,000,000	2,000,000
Diluted total weighted average number of common shares outstanding (in shares)	270,000,000	267,000,000	226,000,000
Diluted earnings per share (in dollars per share)	$ 0.68	$ 0.29	$ 0.46
Antidilutive awards (in shares)	0		0	0